Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes
(7)	INCOME TAXES

The Company’s provision/(benefit) for income taxes from continuing operations is summarized as follows:

	Three months ended December 31,		Six months ended December 31,
	2014	2013	2014	2013
Current income taxes
Federal	$1.6	$—	$3.1	$—
State	0.9	1.3	1.8	2.1
Foreign	—	—	0.8	—

Total	2.5	1.3	5.7	2.1

Deferred income taxes
Federal	(5.3)	6.1	1.0	13.0
State	(1.4)	(0.5)	(1.2)	(0.3)
Foreign	(0.2)	1.5	(0.5)	2.9

Total	(6.9)	7.1	(0.7)	15.6

Total (benefit)/provision for income taxes	$(4.4)	$8.4	$5.0	$17.7

The United States and foreign components of income/(loss) from continuing operations before income taxes for the three and six months ended December 31, 2014 and 2013 are as follows:

	Three months ended December 31,		Six months ended December 31,
	2014	2013	2014	2013
United States	$0.1	$(32.1)	$(92.5)	$(56.4)
Foreign	(0.7)	2.9	(9.2)	7.4

Total	$(0.6)	$(29.2)	$(101.7)	$(49.0)

The Company’s effective income tax rate differs from what would be expected if the federal statutory rate were applied to earnings before income taxes primarily because of certain expenses that represent permanent differences between book and tax expenses and deductions, such as stock-based compensation expense associated with the CII common units, that are recorded as an expense for financial reporting purposes but are not deductible for tax purposes.

Reconciliations of the actual income tax provision and the tax computed by applying the U.S. federal rate to the earnings before income taxes during the three and six-month periods ended December 31, 2014 and 2013 are as follows:

	Three months ended December 31,		Six months ended December 31,
	2014	2013	2014	2013
Expected benefit at statutory rate	$(0.3)	$(10.1)	$(35.6)	$(17.0)
Increase due to:
Non-deductible stock-based compensation	(5.1)	22.5	42.1	39.5
State income taxes (benefit)/provision, net of federal benefit	—	(1.6)	(4.5)	(2.8)
Transaction costs not deductible for tax purposes	0.1	(0.1)	0.4	0.1
Foreign tax rate differential	(0.3)	(0.4)	0.8	(1.0)
Release of accrual for uncertain tax position	—	(2.6)	—	(2.6)
Other, net	1.2	0.7	1.8	1.5

(Benefit)/provision for income taxes	$(4.4)	$8.4	$5.0	$17.7

Each interim period, management estimates the annual effective tax rate and applies that rate to its reported year-to-date earnings. The tax expense or benefit related to items for which management is unable to make reliable estimates or that are significant, unusual, or extraordinary items that will be separately reported, or reported net of their related tax effect, are individually computed and are recognized in the interim period in which those items occur. In addition, the effect of changes in enacted tax laws, tax rates or tax status is recognized in the interim period in which the change occurs.

The computation of the annual estimated effective tax rate at each interim period requires certain estimates and significant judgments, including but not limited to the expected operating income for the year, projections of the proportion of income earned and taxed in various jurisdictions, permanent differences, and the likelihood of realizing deferred tax assets generated in both the current year and prior years. The accounting estimates used to compute the interim provision for income taxes may change as new events occur, more experience is acquired, additional information is obtained, or the tax environment changes. The effective tax rate is significantly affected by the amount of non-deductible stock-based compensation recognized during the year and given the significant assumptions inherent in the determination of this item, management is not able to reliably estimate the annual amount expected to impact the effective tax rate. As such, the tax effect of non-deductible stock-based compensation is recognized in each interim period in which the stock-based compensation is recorded.

(10)	INCOME TAXES

The Company’s provision/(benefit) for income taxes from continuing operations is summarized as follows:

	Year Ended June 30,
	2012	2013	2014
Current income taxes
Federal	$(625)	$—	$6,137
State	(945)	1,661	3,624
Foreign	—	—	3,336

Total	(1,570)	1,661	13,097

Deferred income taxes
Federal	19,849	(25,738)	23,826
State	8,592	(3,668)	986
Foreign	—	3,540	(614)

Total	28,441	(25,866)	24,198

Total provisional (benefit) for income taxes	$26,871	$(24,205)	$37,295

The United States and foreign components of income/(loss) from continuing operations before income taxes for each of the three years ended June 30, 2012, 2013 and 2014 are as follows:

	Year Ended June 30,
	2012	2013	2014
United States	$16,974	$(185,658)	$(135,301)
Foreign	—	15,840	(9,048)

Total	$16,974	$(169,818)	$(144,349)

The Company’s effective income tax rate differs from what would be expected if the federal statutory rate were applied to earnings before income taxes primarily because of certain expenses that represent permanent differences between book and tax expenses and deductions, such as stock-based compensation expense that is recorded as an expense for financial reporting purposes but is not deductible for tax purposes.

A reconciliation of the actual income tax provision and the tax computed by applying the U.S. federal rate to the earnings before income taxes during the years ended June 30, 2012, 2013 and 2014 are as follows:

	Year ended June 30,
	2012	2013	2014
Expected provision/(benefit) at the statutory rate	$5,941	$(59,469)	$(50,461)
Increase/(decrease) due to:
Non-deductible stock-based compensation	8,685	35,879	96,469
State income taxes (benefit)/provision, net of federal benefit	4,855	(2,243)	(6,603)
Transactions costs not deductible for tax purposes	1,416	1,257	759
Provision for/(reversal of) uncertain tax positions, net	5,808	—	(2,600)
State NOL adjustment	—	2,788	—
Change in effective tax rate	459	—	(286)
Change in valuation allowance	—	—	1,284
Foreign tax rate differential	—	(2,264)	991
Other, net	(293)	(153)	(2,258)

Provision/(benefit) for income taxes	$26,871	$(24,205)	$37,295

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	June 30,
	2013	2014
Deferred income tax assets
Net operating loss carry forwards	$530,972	$431,931
Alternate minimum tax credit carryforwards	181	6,834
Deferred revenue	106,560	190,727
Accrued expenses	19,737	22,344
Other liabilities	7,754	7,622
Reserves against accounts receivable	3,332	6,390
Other	7,948	2,076

Total deferred income tax assets	676,484	667,924
Valuation allowance	—	(2,174)

Net deferred tax assets	676,484	665,750
Deferred income tax liabilities
Property and equipment	331,517	374,393
Intangible assets	220,551	237,289
Debt issuance costs	31,674	27,261

Total deferred income tax liabilities	583,742	638,943

Net deferred income tax assets	$92,742	$26,807

As of June 30, 2014, the Company had $1,110,007 of federal net operating loss (“NOL”) carryforwards after utilizing approximately $297,208 during Fiscal 2014. The Company has completed several acquisitions in which it acquired net operating loss tax attributes as part of the purchase . These acquisitions, however, were considered a “change in ownership” within the meaning of Section 382 of the Internal Revenue Code and, as a result, such NOL carryforwards are subject to an annual limitation, reducing the amount available to offset income tax liabilities absent the limitation. Currently available NOL carryforwards as of June 30, 2014 are approximately $613,971. An additional $192,734 will become available for use during the year ended June 30, 2015. The Company’s NOL carryforwards, if not utilized to reduce taxable income in future periods, will expire in various amounts beginning in 2020 and ending in 2032.

As of June 30, 2014, the Company had approximately $20,714 of foreign jurisdiction net operating loss carry forwards primarily in the United Kingdom. The majority of these foreign jurisdiction net operating loss carry forwards do not expire.

As of June 30, 2014, the Company had tax-effected state net operating loss carry forwards of approximately $38,997, which are subject to limitations on their utilization and have various expiration dates through 2032.

Management believes it is more likely than not that it will utilize its net deferred tax assets to reduce or eliminate tax payments in future periods, with the exception of deferred tax assets related to a foreign subsidiary. The Company’s evaluation encompassed (i) a review of its recent history of taxable income for the past three years and (ii) a review of internal financial forecasts demonstrating its expected ability to fully utilize its deferred tax assets prior to expiration.

Release of Accrual for Uncertain Tax Position

During Fiscal 2014, the Company released an accrual of $2,600 related to an uncertain tax position previously recognized in connection with the Fibernet acquisition upon settlement of the matter with the Internal Revenue Service. The uncertain tax position was associated with a deduction taken for accelerated vesting of restricted stock units. This reduced the Company’s estimated effective tax rate for the fiscal year ended June 30, 2014. The remaining accrual was recorded as a reduction of the deferred tax assets associated with the Company’s net operating loss carryforwards.

Unrecognized tax benefits represent the aggregate tax effect of differences between tax return positions and the amounts otherwise recognized in the Company’s financial statements, and as a result of the substantial NOL carryforwards, are netted against the Company’s deferred tax asset balance in the consolidated balance sheets. A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, is as follows:

	2013	2014
Balance, beginning of year,	$6,416	$6,416
Decreases	—	(6,416)

Balance, end of year,	$6,416	$—